Right of Use Assets and Operating Lease Liability (Details) - Schedule of Information Pertaining to Lease Amounts Recognized - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Information Pertaining to Lease Amounts Recognized [Abstract]
Leasehold buildings	$ 3,636,498	$ 3,648,367
Accumulated amortization	(1,313,103)	(957,846)
ROU assets, net of accumulated amortization	$ 2,323,395	$ 2,690,521